Income Taxes	12 Months Ended
Mar. 31, 2019
Major Components Of Tax Expense Income [Abstract]
Income Taxes
10.	INCOME TAXES

Income tax expense (recovery) for the year is as follows:

Year ended	March 31,
	2019	2018	2017
Current tax expense (recovery)	$	$	$
Current tax expense (recovery) for the year	289	81	(9)
Current tax recovery on the application of losses from previous business combination to prior years	-	-	(138)
Total current tax expense (recovery)	289	81	(147)

Deferred tax expense (recovery)
Origination and reversal of temporary differences	(3,140)	(395)	(474)
Others	-	-	-
Total deferred tax expense (recovery)	(3,140)	(395)	(474)
Total tax recovery	(2,851)	(314)	(621)

The Group’s effective income tax rate differs from the combined Federal, US State and Provincial Canadian statutory tax rate as follows:

Year ended	March 31,
	2019		2018		2017
	%	$	%	$	%	$
Loss before income taxes		(15,326)		(7,538)		(3,489)
Company's statutory tax rate	26.7	(4,092)	26.7	(2,013)	26.8	(935)
Non-deductible share-based compensation expense	(4.2)	642	(13.3)	1,004	(25.8)	900
Other non-deductible and tax exempt items	(2.7)	409	(9.2)	695	16.8	(586)
Change in unrecognized deferred tax assets	(2.3)	361	-	-	-	-
Other	1.1	(171)	-	-	-	-
Effective income tax rate	18.6	(2,851)	4.2	(314)	17.8	(621)

The Group’s applicable tax rate is the Canadian combined rates applicable in the jurisdictions in which the Group operates.

10.	Income Taxes (cont’d)

Deferred income tax assets and liabilities

The amounts recognized in the consolidated statement of financial position consist of:

As at	March 31,
	2019	2018
	$	$
Deferred tax liabilities	(2,016)	(2,234)
Deferred tax assets	2,946	632
	930	(1,602)

Movements in temporary differences during the year were as follows:

As at	March 31, 2019					March 31, 2018
	Beginning balance	Recognized in earning	Recognized in equity	Business acquisition	Total	Beginning balance	Recognized in earning	Business acquisition	Total
	$	$	$		$	$	$	$	$
Losses available for carryforward and other tax deductions	3,395	1,141	-	9,133	13,669	3,513	(118)	-	3,395
Deferred financing costs	39	155	714	-	908	30	9	-	39
Total deferred tax assets	3,434	1,296	714	9,133	14,577	3,543	(109)	-	3,434
Intangibles and goodwill	(2,906)	1,862	-	(10,455)	(11,499)	(2,486)	1,137	(1,557)	(2,906)
Tax credits	(1,752)	(157)	-	-	(1,909)	(1,512)	(240)	-	(1,752)
Other	(378)	139	-	-	(239)	(48)	(393)	63	(378)
Total deferred tax liability	(5,036)	1,844	-	(10,455)	(13,647)	(4,046)	504	(1,494)	(5,036)
Net carrying amount	(1,602)	3,140	714	(1,322)	930	(503)	395	(1,494)	(1,602)

Losses available for carryforward for which no deferred tax asset was recognized
Expiry date (1)	USA
$
2020	42,017
2037	10,701
Indefinite	9,587
62,305

(1)

Net operating losses amounting to $59,587,000 of which $42,017,000 will expire in 2020, are limited due to the U.S. tax rules applicable on the acquisition of Edgewater. In addition, the Company has i) state losses amounting to approximatively $35 million (with expiry dates ranging from 2020 to 2039) and ii) deductible temporary differences totalling approximately $11 million for which no deferred tax benefit has been recognized.